Revenue from Contracts with Customers - Summary of Changes in Deferred Revenue (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Revenue Recognition and Deferred Revenue [Abstract]
Balance at December 31, 2017	$ 15,824	$ 24,422
Revenue recognized in the current period from the amounts in the beginning balance		(14,450)
New deferrals, net of amounts recognized in the current period		5,832
Balance at December 31, 2018	15,824	15,824
Revenue recognized in the current period from the amounts in the beginning balance	(6,016)
Balance at September 30, 2019	$ 9,808	$ 15,824